Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties
The tables that follow show related party activity during the periods presented:
Sale of goods, services and other

	For the six months ended June 30,
	2025	2024
Volvo Cars	76,635	55,025
Ziklo Bank AB	53,385	44,038

Polestar Times Technology	21,858	61,650
Total revenue from related parties	151,878	160,713
% of total revenue	10.7%	17.7%
Purchases of goods, services and other

	For the six months ended June 30,
	2025	2024
Volvo Cars	535,968	446,429
Geely	405,261	186,650
Other related parties	17,832	6,197
Total	959,061	639,276
Interest expense

	For the six months ended June 30,
	2025	2024
Volvo Cars	47,937	52,879
Geely	14,895	16,330
Other related parties	2,266	4,442
Total	65,098	73,651
The tables that follow show related party balances as of the dates presented:
Amounts due to related parties

Trade payables - related parties, accrued expenses, and other current liabilities to related parties	As of June 30, 2025	As of December, 31, 2024
Volvo Cars	562,054	562,676
Geely[1]	375,682	528,711
Polestar Times Technology	333	10,016
Other related parties	12,205	8,473
Total	950,274	1,109,876
1 - Under the PS4 technology license agreements and manufacturing and vehicle supply agreements signed between Polestar and Geely entities, Polestar agreed to pay Geely compensation if it did not meet minimum sales volumes established in the agreements. In 2024 there was a volume deficit and, as of December 31, 2024, Polestar recognized an accrued expense of $7,647 and $37,397 for the technology license agreements and manufacturing and vehicle supply agreements respectively. In June, 2025, Polestar and Geely signed Notices on Volume Deficit Compensation for 2024 in which it was acknowledged by both parties that a portion of the compensation was not payable by Polestar as it was related to volume deficit which was due to supplier issues and other delays for which Polestar was not responsible. As a result, as of June 30, 2025, Polestar recognized a reversal of Other cost of sales of $29,779. The remaining amount of $15,265 was waived by Geely and recognized as Other contributed capital.

Interest bearing current liabilities - related parties	As of June 30, 2025	As of December, 31, 2024
Volvo Car Financial Services UK	68,623	54,975
Volvo Cars	25,716	16,999
Geely	16,450	28,688
Total	110,789	100,662

Other non-current interest-bearing liabilities - related parties	As of June 30, 2025	As of December, 31, 2024
Volvo Cars	1,061,118	1,064,068
Geely	347,984	346,190
Total	1,409,102	1,410,258
Amounts due from related parties

Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	As of June 30, 2025	As of December, 31, 2024
Volvo Cars	83,026	21,713
Geely	50,185	45,029
Other related parties	16,633	16,654
Total	149,844	83,396